CARTER LEDYARD & MILBURN LLP
  2 Wall Street
  New York, New York  10005
  (212) 732-3200

  June 29, 2006

  Securities and Exchange Commission
  100 F Street, N.E.
  Washington, D.C. 20549

  Re: Equity Opportunity Trust,
      Special Situations 11
      File #333-122503
      Rule 497J Filing

  Dear Sir/Madam:
  On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on June 29, 2006.

  Very truly yours,
  /s/ Kathleen H. Moriarty, Esq.
      Kathleen H. Moriarty, Esq.
  cc: Patricia Mengiste